LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - Lease Liabilities Related To Right Of Use Assets Member - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	$ 15,215	$ 15,306
Interest Expense On Lease Liabilities 1	2,453	2,740
Minimum Finance Lease Payments Payable At Present Value	12,762	12,566
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,862	2,221
Interest Expense On Lease Liabilities 1	577	577
Minimum Finance Lease Payments Payable At Present Value	2,285	1,644
In more than one year, but not more than two [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,214	2,243
Interest Expense On Lease Liabilities 1	472	498
Minimum Finance Lease Payments Payable At Present Value	1,742	1,745
In more than two years but not more than five [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	5,487	5,442
Interest Expense On Lease Liabilities 1	955	1,017
Minimum Finance Lease Payments Payable At Present Value	4,532	4,425
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	4,652	5,400
Interest Expense On Lease Liabilities 1	449	648
Minimum Finance Lease Payments Payable At Present Value	$ 4,203	$ 4,752